Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended
	May 31, 2026	May 31, 2026
REX AI Equity Premium Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	32.33%	22.74%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.78%	21.40%